UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2015 (unaudited)

Description	Shares	Value
Common Stocks — 101.3%
Australia — 0.8%
BHP Billiton, Ltd. Sponsored ADR	38,500	$1,217,370
Denmark — 3.9%
Novo Nordisk A/S Sponsored ADR	105,000	5,695,200
Finland — 1.8%
Sampo Oyj, A Shares ADR	109,500	2,663,040
France — 6.3%
Engie Sponsored ADR	75,981	1,223,294
Sanofi ADR	105,200	4,993,844
Total SA Sponsored ADR	64,000	2,861,440
		9,078,578
Germany — 5.2%
Bayerische Motoren Werke AG ADR	124,900	3,678,055
SAP SE Sponsored ADR	59,300	3,842,047
		7,520,102
Italy — 1.6%
Eni SpA Sponsored ADR	74,250	2,329,223
Japan — 6.0%
Canon, Inc. Sponsored ADR	44,700	1,294,959
Mitsubishi UFJ Financial Group, Inc. Sponsored ADR	712,600	4,339,734
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	393,600	3,003,168
		8,637,861
Singapore — 2.6%
Singapore Telecommunications, Ltd. ADR	151,100	3,812,253
Sweden — 3.5%
Assa Abloy AB ADR	561,300	5,001,183
Switzerland — 6.0%
Novartis AG Sponsored ADR	38,700	3,557,304
UBS AG	158,359	2,932,809
Zurich Insurance Group AG ADR	92,500	2,264,455
		8,754,568
United Kingdom — 14.2%
BP PLC Sponsored ADR	103,592	3,165,772
British American Tobacco PLC Sponsored ADR	37,700	4,150,016
GlaxoSmithKline PLC Sponsored ADR	80,200	3,083,690
HSBC Holdings PLC Sponsored ADR	124,399	4,712,234
Unilever PLC Sponsored ADR	99,100	4,041,298
Wm Morrison Supermarkets PLC ADR	120,300	1,486,908
		20,639,918
United States — 49.4%
American Express Co.	43,800	3,246,894
Description	Shares	Value
Apple, Inc.	50,200	$5,537,060
Chevron Corp.	46,000	3,628,480
Cisco Systems, Inc.	220,400	5,785,500
Citigroup, Inc.	106,400	5,278,504
ConocoPhillips	53,100	2,546,676
Emerson Electric Co.	67,600	2,985,892
Halliburton Co.	89,900	3,177,965
Honeywell International, Inc.	37,200	3,522,468
Intel Corp.	104,100	3,137,574
International Business Machines Corp.	38,460	5,575,546
Joy Global, Inc.	66,400	991,352
Merck & Co., Inc.	75,300	3,719,067
PepsiCo, Inc.	41,100	3,875,730
Pfizer, Inc.	149,766	4,704,150
Reynolds American, Inc.	110,000	4,869,700
United Technologies Corp.	33,400	2,972,266
Viacom, Inc., Class B	46,800	2,019,420
Wal-Mart Stores, Inc.	62,800	4,071,952
		71,646,196
Total Common Stocks (Identified cost $148,037,345)		146,995,492
Description	Principal Amount (000) (a)	Value
Foreign Government Obligations — 10.3%
Brazil — 0.6%
Brazil NTN-B:
6.00%, 08/15/16	503	$340,509
6.00%, 08/15/18	850	558,441
		898,950
Colombia — 0.1%
Republic of Colombia, 12.00%, 10/22/15	305,000	99,072
Hungary — 2.4%
Hungary Government Bonds:
4.00%, 04/25/18	375,200	1,423,859
7.50%, 11/12/20	463,980	2,053,364
		3,477,223
Indonesia — 0.7%
Indonesia Government Bond, 7.875%, 04/15/19	16,553,000	1,081,877
Mexico — 3.1%
Mexican Bonos:
4.75%, 06/14/18	13,200	783,722
6.50%, 06/10/21	29,600	1,833,498
Mexican Udibonos, 2.50%, 12/10/20	31,274	1,875,198
		4,492,418

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2015 (unaudited)

Description	Principal Amount (000) (a)	Value
Romania — 0.6%
Romania Government Bonds:
5.85%, 04/26/23	2,180	$640,069
5.80%, 07/26/27	600	176,054
		816,123
Serbia — 1.0%
Serbia Treasury Bonds:
10.00%, 03/20/21	59,620	615,547
10.00%, 06/05/21	74,530	771,886
		1,387,433
South Africa — 0.8%
Republic of South Africa:
8.00%, 12/21/18	3,378	246,309
7.25%, 01/15/20	14,100	993,143
		1,239,452
Uganda — 0.4%
Uganda Government Bond, 12.875%, 05/19/16	1,224,300	317,056
Uganda Treasury Bill, 0.00%, 10/29/15	915,700	245,728
		562,784
Uruguay — 0.3%
Republica Orient Uruguay, 5.00%, 09/14/18	12,076	404,549
Zambia — 0.3%
Zambia Government Bond, 11.00%, 05/26/20	7,950	429,370
Total Foreign Government Obligations (Identified cost $17,086,954)		14,889,251

Description	Shares	Value
Short-Term Investment — 0.2%
State Street Institutional Treasury Money Market Fund (Identified cost $349,508)	349,508	$349,508

Total Investments — 111.8% (Identified cost $165,473,807) (b), (c)		$162,234,251
Liabilities in Excess of Cash and Other Assets — (11.8)%		(17,110,901)
Net Assets — 100.0%		$145,123,350

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2015 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
CLP	BNP	10/22/15	387,530,000	$572,000	$555,750	$—	$16,250
CLP	BNP	11/24/15	1,373,786,550	2,001,000	1,963,958	—	37,042
CNH	HSB	04/14/16	8,417,013	1,311,000	1,298,065	—	12,935
CNY	HSB	11/30/15	12,559,663	1,925,000	1,967,481	42,481	—
DOP	CIT	10/07/15	37,388,340	801,809	823,674	21,865	—
DOP	CIT	11/06/15	43,043,000	942,685	945,539	2,854	—
DOP	CIT	11/12/15	13,880,430	302,604	304,588	1,984	—
DOP	CIT	12/11/15	16,344,300	357,019	356,738	—	281
DOP	CIT	06/30/16	20,493,000	426,759	429,137	2,378	—
EGP	BNP	10/07/15	2,539,800	306,000	321,616	15,616	—
EGP	BNP	10/08/15	2,689,200	324,000	339,959	15,959	—
EGP	BNP	12/14/15	3,841,160	436,000	446,078	10,078	—
EGP	BNP	03/08/16	3,900,100	430,000	421,871	—	8,129
EUR	CIT	10/26/15	711,544	816,518	795,364	—	21,154
EUR	CIT	01/13/16	724,348	798,630	810,920	12,290	—
EUR	JPM	11/04/15	565,000	632,884	631,645	—	1,239
EUR	JPM	11/04/15	897,000	1,011,951	1,002,807	—	9,144
HUF	JPM	10/13/15	63,999,600	227,417	228,079	662	—
HUF	JPM	10/13/15	221,783,652	788,073	790,380	2,307	—
IDR	JPM	03/24/16	23,283,700,000	1,651,326	1,491,153	—	160,173
INR	JPM	04/25/16	143,718,960	2,156,000	2,113,930	—	42,070
INR	JPM	07/13/16	83,910,800	1,240,000	1,218,060	—	21,940
INR	SCB	11/13/15	30,042,880	448,000	454,476	6,476	—
JPY	CIT	10/01/15	91,054,601	759,150	759,010	—	140
JPY	UBS	10/01/15	91,310,434	754,569	761,142	6,573	—
KRW	CIT	10/15/15	2,243,551,020	1,882,000	1,891,922	9,922	—
KZT	CIT	12/02/15	109,368,000	388,105	384,483	—	3,622
KZT	CIT	06/06/16	124,544,000	448,000	402,420	—	45,580
KZT	JPM	10/01/15	109,368,000	441,000	402,155	—	38,845
KZT	JPM	03/03/16	111,454,000	419,000	375,295	—	43,705
KZT	JPM	06/06/16	124,544,000	448,000	402,420	—	45,580
MXN	BRC	10/23/15	2,096,913	124,086	123,829	—	257
PHP	SCB	11/25/15	68,009,000	1,447,000	1,450,056	3,056	—
PLN	JPM	11/04/15	5,525,037	1,464,226	1,452,428	—	11,798
RUB	UBS	10/09/15	11,429,930	166,000	174,581	8,581	—
RUB	UBS	10/09/15	97,718,320	1,654,000	1,492,555	—	161,445
RUB	UBS	12/03/15	44,709,750	641,000	671,239	30,239	—
TRY	JPM	10/08/15	2,359,514	854,865	778,196	—	76,669
TRY	JPM	11/04/15	3,226,050	1,086,322	1,055,091	—	31,231
TRY	JPM	11/04/15	4,405,897	1,483,617	1,440,964	—	42,653
TRY	JPM	11/05/15	4,692,930	1,650,000	1,534,372	—	115,628
TRY	JPM	12/03/15	2,175,263	710,000	705,205	—	4,795
TRY	JPM	12/03/15	2,205,768	730,000	715,094	—	14,906
TRY	JPM	12/03/15	2,306,125	757,000	747,629	—	9,371
UGX	SCB	10/19/15	1,061,363,000	284,930	285,572	642	—
UYU	HSB	10/05/15	40,029,660	1,380,000	1,374,960	—	5,040
ZAR	JPM	11/04/15	10,023,368	738,000	719,187	—	18,813

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2015 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
ZAR	JPM	11/04/15	20,385,834	$1,533,000	$1,462,705	$—	$70,295
ZMW	BRC	02/23/16	3,200,176	302,474	249,180	—	53,294
ZMW	BRC	02/23/16	3,822,680	454,000	297,651	—	156,349
Total Forward Currency Purchase Contracts				$42,907,019	$41,820,609	$193,963	$1,280,373

Forward Currency Sale Contracts open at September 30, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	CIT	02/18/16	1,371,159	$438,000	$330,356	$107,644	$—
BRL	CIT	09/21/16	2,678,832	624,000	609,689	14,311	—
CLP	BNP	10/22/15	498,533,750	715,000	714,938	62	—
CNH	SCB	04/14/16	8,417,013	1,271,644	1,298,065	—	26,421
COP	SCB	10/23/15	216,864,000	72,072	70,069	2,003	—
EGP	BNP	10/07/15	2,539,800	312,783	321,616	—	8,833
EGP	CIT	10/08/15	2,689,200	331,179	339,959	—	8,780
EUR	JPM	10/26/15	735,898	831,380	822,587	8,793	—
EUR	JPM	10/26/15	4,359,890	4,824,591	4,873,484	—	48,893
EUR	JPM	11/04/15	963,000	1,086,322	1,076,592	9,730	—
EUR	JPM	11/04/15	1,307,000	1,483,617	1,461,169	22,448	—
EUR	JPM	11/04/15	1,302,000	1,464,226	1,455,579	8,647	—
HUF	JPM	10/13/15	403,355,008	1,432,725	1,437,455	—	4,730
JPY	SCB	11/18/15	148,045,476	1,191,954	1,234,770	—	42,816
JPY	UBS	10/01/15	182,365,035	1,477,274	1,520,152	—	42,878
JPY	UBS	11/18/15	91,310,434	755,025	761,573	—	6,548
KZT	CIT	10/01/15	109,368,000	401,350	402,154	—	804
MXN	JPM	10/23/15	32,339,946	1,915,000	1,909,769	5,231	—
RON	JPM	10/08/15	2,839,841	712,235	718,166	—	5,931
RSD	CIT	01/13/16	51,925,520	485,966	477,445	8,521	—
RSD	CIT	01/13/16	89,746,662	798,630	825,204	—	26,574
TRY	JPM	10/08/15	2,359,514	841,061	778,196	62,865	—
TRY	JPM	11/04/15	1,940,577	632,884	634,672	—	1,788
TRY	JPM	11/04/15	3,109,540	1,011,950	1,016,986	—	5,036
TRY	JPM	11/05/15	4,692,930	1,625,708	1,534,372	91,336	—
UGX	SCB	10/19/15	580,289,000	156,412	156,133	279	—
UYU	CIT	10/05/15	26,119,260	898,495	897,158	1,337	—
UYU	JPM	10/05/15	13,910,400	480,000	477,802	2,198	—
ZAR	CIT	11/04/15	4,222,087	310,736	302,939	7,797	—
ZAR	CIT	11/04/15	13,997,807	1,051,663	1,004,357	47,306	—
ZAR	JPM	11/04/15	19,676,288	1,388,000	1,411,794	—	23,794
Total Forward Currency Sale Contracts				$31,021,882	$30,875,200	400,508	253,826
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$594,471	$1,534,199

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2015 (unaudited)

Currency Abbreviations:
BRL	— Brazilian Real	KRW	— South Korean Won	Counterparty Abbreviations:
CLP	— Chilean Peso	KZT	— Kazakhstan Tenge	BNP	— BNP Paribas SA
CNH	— Yuan Renminbi	MXN	— Mexican New Peso	BRC	— Barclays Bank PLC
CNY	— Chinese Renminbi	PHP	— Philippine Peso	CIT	— Citibank NA
COP	— Colombian Peso	PLN	— Polish Zloty	HSB	— HSBC Bank USA NA
DOP	— Dominican Republic Peso	RON	— New Romanian Leu	JPM	— JPMorgan Chase Bank NA
EGP	— Egyptian Pound	RSD	— Serbian Dinar	SCB	— Standard Chartered Bank
EUR	— Euro	RUB	— Russian Ruble	UBS	— UBS AG
HUF	— Hungarian Forint	TRY	— New Turkish Lira
IDR	— Indonesian Rupiah	UGX	— Ugandan Shilling
INR	— Indian Rupee	UYU	— Uruguayan Peso
JPY	— Japanese Yen	ZAR	— South African Rand
		ZMW	— Zambian Kwacha

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2015 (unaudited)

(a) Principal amount denominated in respective country’s currency.

(b) For federal income tax purposes, the aggregate cost was $165,473,807, aggregate gross unrealized appreciation was $23,583,940, aggregate gross unrealized depreciation was $26,823,496, and the net unrealized depreciation was $3,239,556.

(c) Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B

Portfolio holdings by industry* (as a percentage of net assets):

Alcohol & Tobacco	6.2%
Automotive	2.5
Banking	10.3
Computer Software & Services	2.6
Electric	0.8
Energy Exploration & Production	1.8
Energy Integrated	8.3
Energy Services	2.2
Financial Services	5.9
Food & Beverages	2.7
Household & Personal Products	2.8
Insurance	3.4
Leisure & Entertainment	1.4
Manufacturing	10.7
Metals & Mining	0.8
Pharmaceutical & Biotechnology	17.7
Retail	3.8
Semiconductors & Components	3.1
Technology Hardware	11.7
Telecommunications	2.6
Subtotal	101.3
Foreign Government Obligations	10.3
Short-Term Investment	0.2
Total Investments	111.8%

* Industry classifications may be different than those used for compliance monitoring purposes.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2015 (unaudited)

Valuation of Investments:

Net asset value (“NAV”) per share for the Fund is determined on each day the New York Stock Exchange (the “NYSE”) is open for business, generally as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern time, the “Regular Closing Time”). When trading on the NYSE is unexpectedly closed prior to the Regular Closing Time, or an earlier scheduled close (such as on certain days around holidays when the NYSE is scheduled to close before 4:00 p.m.), and remains closed through the time of the Regular Closing Time (or an earlier scheduled close), the NAV of the Fund may nonetheless be calculated as of the Regular Closing Time (or an earlier scheduled close) if, in the judgment of Lazard Asset Management LLC (the “Investment Manager”), there is sufficient trading in other markets between the unexpected close and the Regular Closing Time (or an earlier scheduled close) for securities for which the NYSE is usually considered the primary market. NAV per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of Fund shares outstanding.

Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s NAV.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

The Valuation Committee of the Investment Manager, which meets periodically and acts pursuant to delegated authority from the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Non-US securities may trade on days when the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund stockholders may not be able to buy or sell Fund shares.

The effect of using fair value pricing is that the NAV of the Fund will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation technique may result in transfer into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2015:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2015
Assets:
Common Stocks	$146,995,492	$—	$—	$146,995,492
Foreign Government Obligations	—	14,889,251	—	14,889,251
Short-Term Investment	349,508	—	—	349,508
Other Financial Instruments*
Forward Currency Contracts	—	594,471	—	594,471
Total	$147,345,000	$15,483,722	$—	$162,828,722
Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(1,534,199)	$—	$(1,534,199)
*	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

The Fund recognizes all transfers between levels as though they were transferred at the beginning of the reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the period ended September 30, 2015.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 27, 2015

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date: November 27, 2015